Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, Beginning Balance			658,138	640,787	640,787	542,690
Number of Options, Granted			253,760		167,056
Number of Options, Exercised					(7,768)
Number of Options, Forfeited			(275,941)		(23,836)
Number of Options, Expired			(280,993)		(118,101)
Number of Options, Outstanding, Ending Balance	354,964		354,964		658,138	640,787	542,690
Number of Options, Outstanding, Weighted average remaining contractual life as of December 31, 2023					6 years 8 months 15 days
Number of Options, Options exercisable	190,407		190,407		403,337
Number of Options, Exercisable, Weighted average remaining contractual life as of December 31, 2023					5 years 5 months 15 days
Number of Options, Options vested and expected to vest at December 31, 2023					658,138
Number of Options, Vested and expected to vest, Weighted average remaining contractual life as of December 31, 2023					6 years 8 months 15 days
Weighted-Average Exercise Price, Outstanding, Beginning Balance			$ 155.88	$ 172.2	$ 172.2
Weighted-Average Exercise Price, Granted			10.32		97.8
Weighted-Average Exercise Price, Exercised					72
Weighted-Average Exercise Price, Forfeited			60.96		111
Weighted-Average Exercise Price, Expired			179.04		176.88
Weighted-Average Exercise Price, Outstanding, Ending Balance	$ 107.4		$ 107.4		155.88	$ 172.2
Weighted-Average Exercise Price, Options exercisable, December 31, 2023					176.28
Weighted-Average Exercise Price, Options vested and expected to vest at December 31, 2023					$ 155.88
Fair value of options vested					$ 12,810	$ 14,156	$ 12,844
Intrinsic value of options exercised					476	118	965
Excess tax benefits from stock option activity or stock-based compensation expense recognized in cash flows from operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Nonemployee [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted					0	0	0